Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Provision (Benefit)
A reconciliation of the provision (benefit) for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Provision (benefit) at statutory rate on pretax income (loss)	$8,601	$5,533	$(392)
Tax-exempt income on loans and investments	(1,498)	(1,390)	(1,314)
Stock-based compensation	162	203	222
Civil money penalty	—	525	—
Other	51	43	40
Total	$7,316	$4,914	$(1,444)

Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Current expense	$7,179	$4,796	$67
Deferred expense (benefit)	137	118	(1,511)
Total	$7,316	$4,914	$(1,444)

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset were as follows:

	December 31,
(in thousands)	2013	2012
Deferred tax assets:
Allowance for loan losses	$8,089	$8,596
Unrealized losses on securities	8,893	—
Stock-based compensation	1,295	1,094
Nonaccrual interest	1,330	1,605
Other	902	447
Total deferred tax assets	20,509	11,742
Deferred tax liabilities:
Premises and equipment	(3,599)	(3,762)
Unrealized gains on securities	—	(3,730)
Prepaid expenses	(353)	(254)
Deferred loan fees	(1,046)	(971)
Total deferred tax liabilities	(4,998)	(8,717)
Net deferred tax asset	$15,511	$3,025